Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Schedule of Vesting	New participants and those not otherwise described above are fully vested in their contributions (including rollovers) plus actual earnings and are vested in the Employer’s contributions to the Plan according to the following schedule:

Completed	Vested
Years of Service	Percentage
Less than one	0%
1st Year	20%
2nd Year	40%
3rd Year	60%
4th Year	80%
5th Year	100%